Operating Segmentation - Summary of Average Assets, Grouped by Operating Segment (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Disclosure of operating segments [line items]
Net interest income	$ 4,021		$ 4,019
Non-interest revenue	2,449		3,704
Total Revenue	6,470	$ 10,570	7,723
Total provision for (recovery of) credit losses	217	226	(99)
Insurance claims, commissions and changes in policy benefit liabilities	1,193	(369)	81
Depreciation and amortization	385		373
Non-interest expense	4,036		3,473
Income Before Provision for Income Taxes	639	5,937	3,895
Provision for (recovery of) income taxes	392	1,454	962
Reported net income (loss)	247	$ 4,483	2,933
Average assets	1,173,618		1,055,896
Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	196		86
Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	21		(185)
Canadian P&C [member]
Disclosure of operating segments [line items]
Net interest income	2,030		1,787
Non-interest revenue	599		620
Total Revenue	2,629		2,407
Total provision for (recovery of) credit losses	164		24
Insurance claims, commissions and changes in policy benefit liabilities	0		0
Depreciation and amortization	132		125
Non-interest expense	985		899
Income Before Provision for Income Taxes	1,348		1,359
Provision for (recovery of) income taxes	368		355
Reported net income (loss)	980		1,004
Average assets	312,216		278,523
Canadian P&C [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	154		100
Canadian P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	10		(76)
US P&C [member]
Disclosure of operating segments [line items]
Net interest income	1,489		1,156
Non-interest revenue	302		363
Total Revenue	1,791		1,519
Total provision for (recovery of) credit losses	62		(74)
Insurance claims, commissions and changes in policy benefit liabilities	0		0
Depreciation and amortization	107		107
Non-interest expense	726		605
Income Before Provision for Income Taxes	896		881
Provision for (recovery of) income taxes	198		200
Reported net income (loss)	698		681
Average assets	157,758		138,735
US P&C [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	48		3
US P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	14		(77)
BMO WM [member]
Disclosure of operating segments [line items]
Net interest income	313		272
Non-interest revenue	2,191		1,133
Total Revenue	2,504		1,405
Total provision for (recovery of) credit losses	6		4
Insurance claims, commissions and changes in policy benefit liabilities	1,193		81
Depreciation and amortization	68		66
Non-interest expense	878		842
Income Before Provision for Income Taxes	359		412
Provision for (recovery of) income taxes	82		97
Reported net income (loss)	277		315
Average assets	53,225		49,504
BMO WM [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	1		0
BMO WM [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	5		4
BMO CM [member]
Disclosure of operating segments [line items]
Net interest income	719		924
Non-interest revenue	999		1,015
Total Revenue	1,718		1,939
Total provision for (recovery of) credit losses	(10)		(51)
Insurance claims, commissions and changes in policy benefit liabilities	0		0
Depreciation and amortization	78		75
Non-interest expense	1,013		966
Income Before Provision for Income Taxes	637		949
Provision for (recovery of) income taxes	134		244
Reported net income (loss)	503		705
Average assets	424,503		393,312
BMO CM [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	(3)		(16)
BMO CM [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	(7)		(35)
Corporate services [member]
Disclosure of operating segments [line items]
Net interest income	(530)		(120)
Non-interest revenue	(1,642)		573
Total Revenue	(2,172)		453
Total provision for (recovery of) credit losses	(5)		(2)
Insurance claims, commissions and changes in policy benefit liabilities	0		0
Depreciation and amortization	0		0
Non-interest expense	434		161
Income Before Provision for Income Taxes	(2,601)		294
Provision for (recovery of) income taxes	(390)		66
Reported net income (loss)	(2,211)		228
Average assets	225,916		195,822
Corporate services [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	(4)		(1)
Corporate services [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	$ (1)		$ (1)